Basis of presentation (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables				$ 126
Other receivable				$ 164
General and administration expenses	$ 1,471		$ 3,807
Sales and marketing expenses	$ 9		$ 25
Patents [member]
IfrsStatementLineItems [Line Items]
Useful life intangible assets description		expiring between 2027 and 2041